Deferred Income Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Income Tax Assets And Liabilities
Disclosure of Movement in Deferred Tax Assets and Liabilities

	As At March 31, 2019
	Opening Balance	Impact of adoption of IFRS 9	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$927	—	$(778)	$(61)	$88
Property and equipment	83	—	(2)	(5)	76
Credit impairment loss	—	673	4,385	(14)	5,044
Others	2,442	—	984	(116)	3,310
Total income deferred tax asset	$3,452	673	$4,589	$(196)	$8,518
Deferred income tax liabilities:
Property and equipment	(776)	—	142	10	(624)
Intangible assets	(41,815)	—	5,313	2,473	(34,029)
Others	(29)	—	—	—	(29)
Total deferred income tax liability	$(42,620)	—	$5,455	$2,483	$(34,682)

Net deferred tax (liability)	$(39,168)	673	$10,044	$2,287	$(26,164)
As at March 31, 2019
Deferred income tax asset					$1,263
Deferred income tax liability					$(27,427)

	As At March 31, 2018
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$11,749	$(10,882)	$60	$927
Property and equipment	155	(72)	—	83
Others	1,082	1,440	(80)	2,442
Total income deferred tax asset	$12,986	$(9,514)	$(20)	$3,452
Deferred income tax liabilities
Property and equipment	(1,228)	452	—	(776)
Intangible assets	(47,590)	5,491	284	(41,815)
Others	(29)	—	—	(29)
Total deferred income tax liability	$(48,847)	$5,943	$284	$(42,620)

Net deferred tax (liability)	$(35,861)	$(3,571)	$264	$(39,168)
As at March 31, 2018
Deferred income tax asset				$351
Deferred income tax liability				$(39,519)

	As At March 31, 2017
	Opening Balance	Recognized in consolidated statements of income	Exchange Difference	Closing Balance
	(in thousands)
Deferred tax assets:
Minimum alternate tax carry-forward	$14,170	$(2,621)	$200	$11,749
Property and equipment	57	95	3	155
Others	834	216	32	1,082
Total income deferred tax asset	$15,061	$(2,310)	$235	$12,986
Deferred income tax liabilities:
Property and equipment	(1,247)	24	(5)	(1,228)
Intangible assets	(45,714)	(917)	(959)	(47,590)
Others	(14)	(14)	(1)	(29)
Total deferred income tax liability	$(46,975)	$(907)	$(965)	$(48,847)

Net deferred tax (liability) / asset	$(31,914)	$(3,217)	$(730)	$(35,861)
As at March 31, 2017
Deferred income tax asset				$112
Deferred income tax liability				$(35,973)